Taxation - Schedule of Deferred Tax Assets and Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred tax assets:
Tax loss carry forward	¥ 1,454,702	$ 222,943	¥ 921,045
Accrued expenses	56,111	8,599	71,720
Depreciation	4,990	765	2,775
Allowance for doubtful accounts	3,156	484	2,925
Government grant	6,175	946	2,268
Operating lease liabilities	56,706	8,691
Accrued interest	66,609	10,208
Others			1,104
Less: valuation allowance	(1,401,416)	(214,776)	(1,001,837)
Deferred tax assets, net	247,033	37,860
Deferred tax liabilities:
Operating lease right-of-use assets	54,658	8,377
One-time deduction for fixed asset purchases	191,107	29,288
Long-lived assets arising from acquisition	29	4	206
Others	1,268	195
Deferred Tax Liabilities, Gross	¥ 247,062	$ 37,864	¥ 206